Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables, Net, Current [Abstract]
Schedule of accounts receivable

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable, net:
Accounts receivable	81,361	202,953
Allowance for doubtful accounts:
Balance at the beginning of year	(724)	(799)
Additional provision charged to expenses	(75)	(1,897)
Write-off	—	418
Balance at the end of year	(799)	(2,278)

	80,562	200,675